Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party), Citigroup Global Markets Inc., J.P. Morgan Securities LLC and JPMorgan Chase Bank, National Association, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the NXPT Commercial Mortgage Trust 2024-STOR, Commercial Mortgage Pass-Through Certificates, Series 2024-STOR securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 61 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Closing Date” refers to the date of October 17, 2024.

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on September 20, 2024 with certain Collateral attribute calculations adjusted for the Closing Date:

o	2024-STOR Accounting Tape Final.xlsx (provided on September 20, 2024).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document or exhibit.
●	The phrase “Cash Management Agreement” refers to a signed or draft cash management agreement.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document or exhibit.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document or exhibit.
●	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Seismic Report” refers to a draft or final seismic assessment document or exhibit.
●	The phrase “Title Policy” refers to a draft or signed proforma title policy or commitment.
●	The phrase “Trepp” refers to the website www.trepp.com and any summary extracts provided by the Company which were referenced for information relating to prior securitizations.
●	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From August 7, 2024 through September 20, 2024, the Company provided us with the Source Documents related to the Collateral for which we:

●	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

September 20, 2024

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

NXPT 2024-STOR	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report; Engineering Report	None
5	Property Sub-Type	Appraisal Report; Engineering Report	None
6	Address	Appraisal Report; Engineering Report	None
7	City	Appraisal Report; Engineering Report	None
8	County	Appraisal Report; Engineering Report	None
9	State	Appraisal Report; Engineering Report	None
10	Zip	Appraisal Report; Engineering Report	None
11	MSA	Underwriting File	None
12	Year Opened	Underwriting File	None
13	Year Built	Appraisal Report; Engineering Report	None
14	Year Renovated	Appraisal Report; Engineering Report	None
15	Unit Mix (Available Units) Regular	Underwriting File	None
16	Unit Mix (Available Units) Climate Controlled	Underwriting File	None
17	Unit Mix (Available Units) Total Self Storage Units	Underwriting File	None
18	Unit Mix (Available Units) Commercial	Underwriting File	None
19	Unit Mix (Available Units) Other	Underwriting File	None
20	Unit Mix (Available Units) Total Units Including Commercial and Other	Underwriting File	None
21	Unit Mix (Available SF) Regular	Underwriting File	None
22	Unit Mix (Available SF) Climate Controlled	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

NXPT 2024-STOR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
23	Unit Mix (Available SF) Total Self Storage SF	Underwriting File	None
24	Unit Mix (Available SF) Commercial	Underwriting File	None
25	Unit Mix (Available SF) Other	Underwriting File	None
26	Unit Mix (Available SF) Total SF Including Commercial and Other	Underwriting File	None
27	Unit Mix (Occupied Units) Regular	Underwriting File	None
28	Unit Mix (Occupied Units) Climate Controlled	Underwriting File	None
29	Unit Mix (Occupied Units) Total Self Storage Units	Underwriting File	None
30	Unit Mix (Occupied Units) Commercial	Underwriting File	None
31	Unit Mix (Occupied Units) Other	Underwriting File	None
32	Unit Mix (Occupied Units) Total Occupied Units Including Commercial and Other	Underwriting File	None
33	Unit Mix (Occupied SF) Regular	Underwriting File	None
34	Unit Mix (Occupied SF) Climate Controlled	Underwriting File	None
35	Unit Mix (Occupied SF) Total Occupied Self Storage SF	Underwriting File	None
36	Unit Mix (Occupied SF) Commercial	Underwriting File	None
37	Unit Mix (Occupied SF) Other	Underwriting File	None
38	Unit Mix (Occupied SF) Total Occupied SF Including Commercial and Other	Underwriting File	None
39	Self Storage Occupancy (based on Units)	Recalculation	0.10%
40	Self Storage Occupancy (based on SF)	Recalculation	0.10%
41	Total Occupancy Inclusive of Commercial and Other (based on Units)	Recalculation	0.10%
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

NXPT 2024-STOR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
42	Total Occupancy Inclusive of Commercial and Other (based on SF)	Recalculation	0.10%
43	Occupancy Date	Underwriting File	None
44	2022 Average Occupancy	Underwriting File	0.10%
45	2023 Average Occupancy	Underwriting File	0.10%
46	July 2024 TTM Average Occupancy	Underwriting File	0.10%
47	July 2024 T-1 Annualized Average Occupancy	Underwriting File	0.10%
48	UW Occupancy	Underwriting File	0.10%
49	Ownership Interest	Title Policy	None
50	Previous Securitization	Trepp	None
51	Lease-Up / Stabilized?	Underwriting File	None
52	Mortgage Loan Closing Date Balance	Loan Agreement	None
53	Mortgage Loan Closing Date Balance per Unit	Recalculation	None
54	Mortgage Loan Closing Date Balance per SF	Recalculation	None
55	% of Mortgage Loan Closing Date Balance	Recalculation	None
56	Mortgage Loan Maturity Date Balance	Recalculation	None
57	Individual Appraised Value Date	Appraisal Report	None
58	Individual Appraised Value	Appraisal Report	None
59	Individual Appraised Value per SF	Recalculation	None
60	Portfolio Appraised Value Date	Appraisal Report	None
61	Portfolio Appraised Value	Appraisal Report	None
62	Portfolio Appraised Value per SF	Recalculation	None
63	Portfolio Appraised Value Premium	Recalculation	None
64	Engineering Report Provider	Engineering Report	None
65	Engineering Report Date	Engineering Report	None
66	Environmental Report Provider	Environmental Report	None
67	Environmental Report Date	Environmental Report	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

NXPT 2024-STOR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
68	Phase II Recommended?	Environmental Report	None
69	Seismic Zone	Seismic Report; Engineering Report	None
70	PML %	Seismic Report	None
71	Origination Date	None - Company Provided	None
72	Assumed Mortgage Loan Interest Rate	None - Company Provided	None
73	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
74	Amort Type	Loan Agreement	None
75	Monthly Mortgage Loan Debt Service Payment	Recalculation	None
76	Annual Mortgage Loan Debt Service Payment	Recalculation	None
77	Grace Period	Loan Agreement	None
78	First Loan Payment Date	Loan Agreement	None
79	Seasoning	Recalculation	None
80	Original Term to Maturity (Months)	Recalculation	None
81	Remaining Term to Maturity (Months)	Recalculation	None
82	Original Amortization Term (Months)	Not Applicable*	None
83	Remaining Amortization Term (Months)	Not Applicable*	None
84	Original IO Term (Months)	Recalculation	None
85	Remaining IO Term (Months)	Recalculation	None
86	Maturity Date	Loan Agreement	None
87	Lockbox	Cash Management Agreement	None
88	Cash Management Type	Loan Agreement	None
89	Cash Management Trigger	Not Applicable*	None
90	Administrative Fee Rate (%)	Fee Schedule	None
91	Prepayment Provision	Loan Agreement	None
92	Partial Release Allowed?	Loan Agreement	None
93	Property Release Description	Loan Agreement	None
94	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Recalculation	None
95	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

NXPT 2024-STOR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
96	Mortgage Loan Closing Date LTV (Portfolio Value)	Recalculation	None
97	Mortgage Loan Balloon LTV (Portfolio Value)	Recalculation	None
98	Mortgage Loan UW NOI Debt Yield	Recalculation	None
99	Mortgage Loan UW NCF Debt Yield	Recalculation	None
100	Mortgage Loan UW NOI DSCR	Recalculation	None
101	Mortgage Loan UW NCF DSCR	Recalculation	None
102	Initial Tax Escrow	None - Company Provided	None
103	Ongoing Tax Escrow Monthly	Loan Agreement	None
104	Tax Escrow Springing Conditions	Loan Agreement	None
105	Initial Insurance Escrow	None - Company Provided	None
106	Ongoing Insurance Escrow Monthly	Loan Agreement	None
107	Insurance Escrow Springing Conditions	Loan Agreement	None
108	Initial Cap Ex Escrow	Loan Agreement	None
109	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
110	Cap Ex Escrow Springing Conditions	Loan Agreement	None
111	Initial Immediate Repairs Escrow	Loan Agreement	None
112	Ongoing Immediate Repairs Escrow	Loan Agreement	None
113	Ongoing Immediate Repairs Escrow Springing Conditions	Loan Agreement	None
114	Initial Other Escrow	None - Company Provided	None
115	Ongoing Other Escrow Monthly	None - Company Provided	None
116	Ongoing Other Escrow Springing Condition	None - Company Provided	None
117	Other Escrow Description	None - Company Provided	None
118	Self Storage Rent PSF UW	Recalculation	$0.10
119	Portfolio RevPAF 2022	Recalculation	$0.10
120	Portfolio RevPAF 2023	Recalculation	$0.10
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

NXPT 2024-STOR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
121	Portfolio RevPAF July 2024 TTM	Recalculation	$0.10
122	Portfolio RevPAF July 2024 T-6 Annualized	Recalculation	$0.10
123	Portfolio RevPAF July 2024 T-3 Annualized	Recalculation	$0.10
124	Portfolio RevPAF July 2024 T-1 Annualized	Recalculation	$0.10
125	Portfolio RevPAF Sponsor 2025 Budget	Recalculation	$0.10
126	Portfolio RevPAF UW	Recalculation	$0.10
127	In-Place Storage Rent 2022	Underwriting File	$1.00
128	In-Place Storage Rent 2023	Underwriting File	$1.00
129	In-Place Storage Rent July 2024 TTM	Underwriting File	$1.00
130	In-Place Storage Rent July 2024 T-6 Annualized	Underwriting File	$1.00
131	In-Place Storage Rent July 2024 T-3 Annualized	Underwriting File	$1.00
132	In-Place Storage Rent July 2024 T-1 Annualized	Underwriting File	$1.00
133	In-Place Storage Rent Sponsor 2025 Budget	Underwriting File	$1.00
134	In-Place Storage Rent UW	Underwriting File	$1.00
135	Vacancy Gross Up 2022	Underwriting File	$1.00
136	Vacancy Gross Up 2023	Underwriting File	$1.00
137	Vacancy Gross Up July 2024 TTM	Underwriting File	$1.00
138	Vacancy Gross Up July 2024 T-6 Annualized	Underwriting File	$1.00
139	Vacancy Gross Up July 2024 T-3 Annualized	Underwriting File	$1.00
140	Vacancy Gross Up July 2024 T-1 Annualized	Underwriting File	$1.00
141	Vacancy Gross Up Sponsor 2025 Budget	Underwriting File	$1.00
142	Vacancy Gross Up UW	Underwriting File	$1.00
143	Gross Potential Rent 2022	Underwriting File	$1.00
144	Gross Potential Rent 2023	Underwriting File	$1.00
145	Gross Potential Rent July 2024 TTM	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

NXPT 2024-STOR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
146	Gross Potential Rent July 2024 T-6 Annualized	Underwriting File	$1.00
147	Gross Potential Rent July 2024 T-3 Annualized	Underwriting File	$1.00
148	Gross Potential Rent July 2024 T-1 Annualized	Underwriting File	$1.00
149	Gross Potential Rent Sponsor 2025 Budget	Underwriting File	$1.00
150	Gross Potential Rent UW	Underwriting File	$1.00
151	Vacancy 2022	Underwriting File	$1.00
152	Vacancy 2023	Underwriting File	$1.00
153	Vacancy July 2024 TTM	Underwriting File	$1.00
154	Vacancy July 2024 T-6 Annualized	Underwriting File	$1.00
155	Vacancy July 2024 T-3 Annualized	Underwriting File	$1.00
156	Vacancy July 2024 T-1 Annualized	Underwriting File	$1.00
157	Vacancy Sponsor 2025 Budget	Underwriting File	$1.00
158	Vacancy UW	Underwriting File	$1.00
159	Discounts 2022	Underwriting File	$1.00
160	Discounts 2023	Underwriting File	$1.00
161	Discounts July 2024 TTM	Underwriting File	$1.00
162	Discounts July 2024 T-6 Annualized	Underwriting File	$1.00
163	Discounts July 2024 T-3 Annualized	Underwriting File	$1.00
164	Discounts July 2024 T-1 Annualized	Underwriting File	$1.00
165	Discounts Sponsor 2025 Budget	Underwriting File	$1.00
166	Discounts UW	Underwriting File	$1.00
167	Credit Loss 2022	Underwriting File	$1.00
168	Credit Loss 2023	Underwriting File	$1.00
169	Credit Loss July 2024 TTM	Underwriting File	$1.00
170	Credit Loss July 2024 T-6 Annualized	Underwriting File	$1.00
171	Credit Loss July 2024 T-3 Annualized	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

NXPT 2024-STOR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
172	Credit Loss July 2024 T-1 Annualized	Underwriting File	$1.00
173	Credit Loss Sponsor 2025 Budget	Underwriting File	$1.00
174	Credit Loss UW	Underwriting File	$1.00
175	Net Rental Income 2022	Underwriting File	$1.00
176	Net Rental Income 2023	Underwriting File	$1.00
177	Net Rental Income July 2024 TTM	Underwriting File	$1.00
178	Net Rental Income July 2024 T-6 Annualized	Underwriting File	$1.00
179	Net Rental Income July 2024 T-3 Annualized	Underwriting File	$1.00
180	Net Rental Income July 2024 T-1 Annualized	Underwriting File	$1.00
181	Net Rental Income Sponsor 2025 Budget	Underwriting File	$1.00
182	Net Rental Income UW	Underwriting File	$1.00
183	Non-Storage Rental Income 2022	Underwriting File	$1.00
184	Non-Storage Rental Income 2023	Underwriting File	$1.00
185	Non-Storage Rental Income July 2024 TTM	Underwriting File	$1.00
186	Non-Storage Rental Income July 2024 T-6 Annualized	Underwriting File	$1.00
187	Non-Storage Rental Income July 2024 T-3 Annualized	Underwriting File	$1.00
188	Non-Storage Rental Income July 2024 T-1 Annualized	Underwriting File	$1.00
189	Non-Storage Rental Income Sponsor 2025 Budget	Underwriting File	$1.00
190	Non-Storage Rental Income UW	Underwriting File	$1.00
191	Other Income 2022	Underwriting File	$1.00
192	Other Income 2023	Underwriting File	$1.00
193	Other Income July 2024 TTM	Underwriting File	$1.00
194	Other Income July 2024 T-6 Annualized	Underwriting File	$1.00
195	Other Income July 2024 T-3 Annualized	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

NXPT 2024-STOR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
196	Other Income July 2024 T-1 Annualized	Underwriting File	$1.00
197	Other Income Sponsor 2025 Budget	Underwriting File	$1.00
198	Other Income UW	Underwriting File	$1.00
199	Total Revenue 2022	Underwriting File	$1.00
200	Total Revenue 2023	Underwriting File	$1.00
201	Total Revenue July 2024 TTM	Underwriting File	$1.00
202	Total Revenue July 2024 T-6 Annualized	Underwriting File	$1.00
203	Total Revenue July 2024 T-3 Annualized	Underwriting File	$1.00
204	Total Revenue July 2024 T-1 Annualized	Underwriting File	$1.00
205	Total Revenue Sponsor 2025 Budget	Underwriting File	$1.00
206	Total Revenue UW	Underwriting File	$1.00
207	Management Fee 2022	Underwriting File	$1.00
208	Management Fee 2023	Underwriting File	$1.00
209	Management Fee July 2024 TTM	Underwriting File	$1.00
210	Management Fee July 2024 T-6 Annualized	Underwriting File	$1.00
211	Management Fee July 2024 T-3 Annualized	Underwriting File	$1.00
212	Management Fee July 2024 T-1 Annualized	Underwriting File	$1.00
213	Management Fee Sponsor 2025 Budget	Underwriting File	$1.00
214	Management Fee UW	Underwriting File	$1.00
215	Payroll 2022	Underwriting File	$1.00
216	Payroll 2023	Underwriting File	$1.00
217	Payroll July 2024 TTM	Underwriting File	$1.00
218	Payroll July 2024 T-6 Annualized	Underwriting File	$1.00
219	Payroll July 2024 T-3 Annualized	Underwriting File	$1.00
220	Payroll July 2024 T-1 Annualized	Underwriting File	$1.00
221	Payroll Sponsor 2025 Budget	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

NXPT 2024-STOR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
222	Payroll UW	Underwriting File	$1.00
223	Utilities 2022	Underwriting File	$1.00
224	Utilities 2023	Underwriting File	$1.00
225	Utilities July 2024 TTM	Underwriting File	$1.00
226	Utilities July 2024 T-6 Annualized	Underwriting File	$1.00
227	Utilities July 2024 T-3 Annualized	Underwriting File	$1.00
228	Utilities July 2024 T-1 Annualized	Underwriting File	$1.00
229	Utilities Sponsor 2025 Budget	Underwriting File	$1.00
230	Utilities UW	Underwriting File	$1.00
231	Marketing 2022	Underwriting File	$1.00
232	Marketing 2023	Underwriting File	$1.00
233	Marketing July 2024 TTM	Underwriting File	$1.00
234	Marketing July 2024 T-6 Annualized	Underwriting File	$1.00
235	Marketing July 2024 T-3 Annualized	Underwriting File	$1.00
236	Marketing July 2024 T-1 Annualized	Underwriting File	$1.00
237	Marketing Sponsor 2025 Budget	Underwriting File	$1.00
238	Marketing UW	Underwriting File	$1.00
239	Repairs and Maintenance 2022	Underwriting File	$1.00
240	Repairs and Maintenance 2023	Underwriting File	$1.00
241	Repairs and Maintenance July 2024 TTM	Underwriting File	$1.00
242	Repairs and Maintenance July 2024 T-6 Annualized	Underwriting File	$1.00
243	Repairs and Maintenance July 2024 T-3 Annualized	Underwriting File	$1.00
244	Repairs and Maintenance July 2024 T-1 Annualized	Underwriting File	$1.00
245	Repairs and Maintenance Sponsor 2025 Budget	Underwriting File	$1.00
246	Repairs and Maintenance UW	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

NXPT 2024-STOR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
247	General and Administrative 2022	Underwriting File	$1.00
248	General and Administrative 2023	Underwriting File	$1.00
249	General and Administrative July 2024 TTM	Underwriting File	$1.00
250	General and Administrative July 2024 T-6 Annualized	Underwriting File	$1.00
251	General and Administrative July 2024 T-3 Annualized	Underwriting File	$1.00
252	General and Administrative July 2024 T-1 Annualized	Underwriting File	$1.00
253	General and Administrative Sponsor 2025 Budget	Underwriting File	$1.00
254	General and Administrative UW	Underwriting File	$1.00
255	Taxes 2022	Underwriting File	$1.00
256	Taxes 2023	Underwriting File	$1.00
257	Taxes July 2024 TTM	Underwriting File	$1.00
258	Taxes July 2024 T-6 Annualized	Underwriting File	$1.00
259	Taxes July 2024 T-3 Annualized	Underwriting File	$1.00
260	Taxes July 2024 T-1 Annualized	Underwriting File	$1.00
261	Taxes Sponsor 2025 Budget	Underwriting File	$1.00
262	Taxes UW	Underwriting File	$1.00
263	Insurance 2022	Underwriting File	$1.00
264	Insurance 2023	Underwriting File	$1.00
265	Insurance July 2024 TTM	Underwriting File	$1.00
266	Insurance July 2024 T-6 Annualized	Underwriting File	$1.00
267	Insurance July 2024 T-3 Annualized	Underwriting File	$1.00
268	Insurance July 2024 T-1 Annualized	Underwriting File	$1.00
269	Insurance Sponsor 2025 Budget	Underwriting File	$1.00
270	Insurance UW	Underwriting File	$1.00
271	Total Expenses 2022	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

NXPT 2024-STOR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
272	Total Expenses 2023	Underwriting File	$1.00
273	Total Expenses July 2024 TTM	Underwriting File	$1.00
274	Total Expenses July 2024 T-6 Annualized	Underwriting File	$1.00
275	Total Expenses July 2024 T-3 Annualized	Underwriting File	$1.00
276	Total Expenses July 2024 T-1 Annualized	Underwriting File	$1.00
277	Total Expenses Sponsor 2025 Budget	Underwriting File	$1.00
278	Total Expenses UW	Underwriting File	$1.00
279	Net Operating Income 2022	Underwriting File	$1.00
280	Net Operating Income 2023	Underwriting File	$1.00
281	Net Operating Income July 2024 TTM	Underwriting File	$1.00
282	Net Operating Income July 2024 T-6 Annualized	Underwriting File	$1.00
283	Net Operating Income July 2024 T-3 Annualized	Underwriting File	$1.00
284	Net Operating Income July 2024 T-1 Annualized	Underwriting File	$1.00
285	Net Operating Income Sponsor 2025 Budget	Underwriting File	$1.00
286	Net Operating Income UW	Underwriting File	$1.00
287	Replacement Reserves 2022	Underwriting File	$1.00
288	Replacement Reserves 2023	Underwriting File	$1.00
289	Replacement Reserves July 2024 TTM	Underwriting File	$1.00
290	Replacement Reserves July 2024 T-6 Annualized	Underwriting File	$1.00
291	Replacement Reserves July 2024 T-3 Annualized	Underwriting File	$1.00
292	Replacement Reserves July 2024 T-1 Annualized	Underwriting File	$1.00
293	Replacement Reserves Sponsor 2025 Budget	Underwriting File	$1.00
294	Replacement Reserves UW	Underwriting File	$1.00
295	Net Cash Flow 2022	Underwriting File	$1.00
296	Net Cash Flow 2023	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

NXPT 2024-STOR	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
297	Net Cash Flow July 2024 TTM	Underwriting File	$1.00
298	Net Cash Flow July 2024 T-6 Annualized	Underwriting File	$1.00
299	Net Cash Flow July 2024 T-3 Annualized	Underwriting File	$1.00
300	Net Cash Flow July 2024 T-1 Annualized	Underwriting File	$1.00
301	Net Cash Flow Sponsor 2025 Budget	Underwriting File	$1.00
302	Net Cash Flow UW	Underwriting File	$1.00

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18

NXPT 2024-STOR	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
39	Self Storage Occupancy (based on Units)	Quotient of (i) Unit Mix (Occupied Units) Total Self Storage Units and (ii) Unit Mix (Available Units) Total Self Storage Units.
40	Self Storage Occupancy (based on SF)	Quotient of (i) Unit Mix (Occupied SF) Total Occupied Self Storage SF and (ii) Unit Mix (Available SF) Total Self Storage SF.
41	Total Occupancy Inclusive of Commercial and Other (based on Units)	Quotient of (i) Unit Mix (Occupied Units) Total Occupied Units Including Commercial and Other and (ii) Unit Mix (Available Units) Total Units Including Commercial and Other.
42	Total Occupancy Inclusive of Commercial and Other (based on SF)	Quotient of (i) Unit Mix (Occupied SF) Total Occupied SF Including Commercial and Other and (ii) Unit Mix (Available SF) Total SF Including Commercial and Other.
53	Mortgage Loan Closing Date Balance per Unit	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Unit Mix (Available Units) Total Units Including Commercial and Other.
54	Mortgage Loan Closing Date Balance per SF	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Unit Mix (Available SF) Total SF Including Commercial and Other.
55	% of Mortgage Loan Closing Date Balance	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) the aggregate Mortgage Loan Closing Date Balance of the Collateral.
56	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Closing Date Balance.
59	Individual Appraised Value per SF	Quotient of (i) Individual Appraised Value and (ii) Unit Mix (Available SF) Total SF Including Commercial and Other.
62	Portfolio Appraised Value per SF	Quotient of (i) Portfolio Appraised Value and (ii) Unit Mix (Available SF) Total SF Including Commercial and Other.
63	Portfolio Appraised Value Premium	Difference between (i) quotient of (a) Portfolio Appraised Value and (b) aggregate Individual Appraised Value, and (ii) 1.
75	Monthly Mortgage Loan Debt Service Payment	Quotient of (i) Annual Mortgage Loan Debt Service Payment and (ii) 12.
76	Annual Mortgage Loan Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) Assumed Mortgage Loan Interest Rate and (iii) Interest Calculation (30/360 / Actual/360).
79	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Closing Date.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	19

NXPT 2024-STOR	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
80	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
81	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
84	Original IO Term (Months)	Set equal to the Original Term to Maturity (Months).
85	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
94	Mortgage Loan Closing Date LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Individual Appraised Value.
95	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Individual Appraised Value.
96	Mortgage Loan Closing Date LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Closing Date Balance and (ii) Portfolio Appraised Value.
97	Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Portfolio Appraised Value.
98	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Closing Date Balance.
99	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Closing Date Balance.
100	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Annual Mortgage Loan Debt Service Payment.
101	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Annual Mortgage Loan Debt Service Payment.
118	Self Storage Rent PSF UW	Quotient of (i) In-Place Storage Rent UW and (ii) Unit Mix (Occupied SF) Total Occupied Self Storage SF.
119	Portfolio RevPAF 2022	Quotient of (i) Total Revenue 2022 and (ii) the 2022 total available square feet (including commercial and other) from the Underwriting File.
120	Portfolio RevPAF 2023	Quotient of (i) Total Revenue 2023 and (ii) the 2023 total available square feet (including commercial and other) from the Underwriting File.
121	Portfolio RevPAF July 2024 TTM	Quotient of (i) Total Revenue July 2024 TTM and (ii) the July 2024 TTM total available square feet (including commercial and other) from the Underwriting File.
122	Portfolio RevPAF July 2024 T-6 Annualized	Quotient of (i) Total Revenue July 2024 T-6 Annualized and (ii) the July 2024 T-6 Annualized total available square feet (including commercial and other) from the Underwriting File.
123	Portfolio RevPAF July 2024 T-3 Annualized	Quotient of (i) Total Revenue July 2024 T-3 Annualized and (ii) the July 2024 T-3 Annualized total available square feet (including commercial and other) from the Underwriting File.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	20

NXPT 2024-STOR	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
124	Portfolio RevPAF July 2024 T-1 Annualized	Quotient of (i) Total Revenue July 2024 T-1 Annualized and (ii) the July 2024 T-1 Annualized total available square feet (including commercial and other) from the Underwriting File.
125	Portfolio RevPAF Sponsor 2025 Budget	Quotient of (i) Total Revenue Sponsor 2025 Budget and (ii) the Sponsor 2025 Budget total available square feet (including commercial and other) from the Underwriting File.
126	Portfolio RevPAF UW	Quotient of (i) Total Revenue UW and (ii) Unit Mix (Available SF) Total SF Including Commercial and Other.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	21